                               FIFTH THIRD FUNDS

                        Supplement dated April 30, 2002
           to the Stock and Bond Institutional Shares Prospectus and
               the Combined Statement of Additional Information,
                         each dated October 29, 2001.

This Supplement provides updated financial information for the year ended December 31, 2001 regarding the Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund and the Fifth Third Strategic Income Fund. Please refer to this Supplement rather than the Prospectus for Volatility and Performance Information, Shareholder Fees and Expenses, Fund Management and Financial Highlights for the Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund and the Fifth Third Strategic Income Fund. Please keep this Supplement and read it together with the applicable Prospectuses.

The Statement of Additional information dated April 30, 2002 provides more detailed information about the Funds mentioned above. You can get a free copy of the Statement of Additional Information by contacting the Funds at:

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                           Telephone: (800) 282-5706
                          Internet: http://www.53.com

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

 STBD-I-01-SUP                                                               1

                Fifth Third Micro Cap Value Fund


Volatility and Performance Information

The bar chart and table provide an
indication of the risks of an
investment in the Fund by showing
its performance from year to year
and over time, as well as compared
to a broad-based securities index.
The Russell 2000 Index is an
unmanaged index generally
representative of the performance of
the small capitalization stock market
as a whole.                                              [CHART]

The returns assume that Fund          Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/
distributions have been reinvested.

Past performance does not indicate       1999        2000       2001
how the Fund will perform in the        ------     -------     -------
future.                                 21.81%     (1.21)%     22.90%


                          The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                         Best quarter:             Q2 1999      21.16%
                         Worst quarter:            Q3 2001     -14.88%
                         --------------------------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------

                                                                    Inception Date Past Year Since Inception
                                                                    ----------------------------------------
 Institutional Shares/1/                                                2/1/98
   Return Before Taxes                                                               22.90%      9.71%
   Return After Taxes on Distributions/2/                                            22.87%      8.24%
   Return After Taxes on Distributions and Sale of Fund Shares/2/                    13.95%      7.21%
                                                                    ----------------------------------------
                                                                                             (Since 2/1/98)
 Russell 2000 Index*                                                                  2.49%      4.62%
                                                                    ----------------------------------------
                                                                                             (Since 2/1/98)
 Lipper Small Cap Value Index**                                                      17.20%      7.29%
------------------------------------------------------------------------------------------------------------

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.
** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

                Fifth Third Multi Cap Value Fund


Volatility and Performance Information

The bar chart and table provide an                                    [CHART]
indication of the risks of an
investment in the Fund by showing      Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/
its performance from year to year
and over time, as well as compared
to two broad-based securities indices.  1992    1993   1994    1995    1996    1997    1998     1999    2000    2001
The Russell 3000 Index is an           ------  ------  -----  ------  ------  ------  -------  ------  ------  -----
unmanaged index generally              13.74%  24.43%  0.65%  22.51%  19.07%  28.21%  (8.77)%  13.22%  23.78%  7.91%
representative of the performance of
the U.S. stock market as a whole.
The Lipper Multicap Value Index is
an equal weighted index of mutual
funds that invest in undervalued
securities within multiple
capitalization ranges.

The returns assume that Fund
distributions have been reinvested.

Past performance does not indicate
how the Fund will perform in the
future.

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                               Best quarter:       Q2 1999      18.73%
                               Worst quarter:      Q3 1998     -21.09%
                               --------------------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------

                                                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                                                     -------------------------------------------------------------------
 Institutional Shares/1/                                9/30/89
   Return Before Taxes                                                 7.91%     12.08%       13.90%         13.10%
   Return After Taxes on Distributions/2/                              5.88%      9.61%       11.01%         10.56%
   Return After Taxes on Distributions and Sale of
    Fund Shares/2/                                                     4.84%      9.00%       10.33%          9.93%
                                                     -------------------------------------------------------------------
                                                                                                         (Since 10/1/89)
 Russell 3000 Index*                                                 -11.46%     10.14%       12.64%          12.43%
                                                     -------------------------------------------------------------------
                                                                                                         (Since 10/1/89)
 Lipper Multicap Value Index**                                         1.30%      9.73%       12.31%          11.20%
------------------------------------------------------------------------------------------------------------------------

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999
    (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

                Fifth Third Worldwide Fund


Volatility and Performance Information

The bar chart and table provide an                           [CHART]
indication of the risks of an
investment in the Fund by showing    Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/
its performance from year to year
and over time, as well as compared
to a broad-based securities index.     1994     1995    1996   1997     1998    1999    2000       2001
The Morgan Stanley Capital            -------  ------  ------  -----   ------  ------  --------  --------
International World Index is an       (3.42)%  14.34%  21.01%  5.52%   35.20%  51.42%  (11.34)%  (11.53)%
unmanaged index generally
representative of the performance of
the equity markets of 23 developed
countries as a whole.

The returns assume that Fund
distributions have been reinvested.

Past performance does not indicate
how the Fund will perform in the
future.

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                               Best quarter:       Q4 1999      27.28%
                               Worst quarter:      Q3 2001     -16.81%
                               --------------------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------

                                                     Inception Date Past Year Past 5 Years Since Inception
                                                     -----------------------------------------------------
 Institutional Shares/1/                                4/30/93
   Return Before Taxes                                               -11.53%     11.12%        10.96%
   Return After Taxes on Distributions/2/                            -11.83%      8.37%        8.06%
   Return After Taxes on Distributions and Sale of
    Fund Shares/2/                                                    -7.01%      8.06%        7.76%
                                                     -----------------------------------------------------
 Morgan Stanley Capital                                                                    (Since 5/1/93)
 International World Index*                                          -16.52%      5.74%         8.87%
----------------------------------------------------------------------------------------------------------

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Laureate Fund. For the period prior to February 1, 1998 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

                Fifth Third Strategic Income Fund


Volatility and Performance Information

The bar chart and table provide an
indication of the risks of an
investment in the Fund by showing
its performance from year to year
and over time, as well as compared
to a broad-based securities index.
The Lehman Intermediate Credit
Index is an unmanaged index
generally representative of the                                        [CHART]
performance of the bond market as a
whole.                                 Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

The returns assume that Fund
distributions have been reinvested.     1992   1993    1994     1995    1996    1997    1998    1999     2000    2001
                                       ------  -----  -------  ------   -----  ------   -----  ------   ------  ------
Past performance does not indicate     7.71%   8.90%  (4.49)%  16.44%   9.22%  11.48%   3.55%  (5.60)%  16.59%  13.12%
how the Fund will perform in the
future.

                                            The bar chart above does not
                                            reflect the impact of any
                                            applicable sales charges or account
                                            fees, which would reduce returns.

                                            Best quarter:       Q1 1995  6.38%
                                            Worst quarter:      Q4 1999 -4.73%
                                            -----------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------

                                                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                                                     -------------------------------------------------------------------
 Institutional Shares/1/                                3/10/85
   Return Before Taxes                                                13.12%      7.52%         7.43%             7.93%
   Return After Taxes on Distributions/2/                             10.34%      4.31%         4.33%             5.11%
   Return After Taxes on Distributions and Sale of
    Fund Shares/2/                                                     7.93%      4.36%         4.38%             5.08%
                                                     -------------------------------------------------------------------
                                                                                                         (Since 3/1/85)
 Lehman Intermediate Credit Index*                                     9.77%      7.15%         7.42%             9.09%
------------------------------------------------------------------------------------------------------------------------

/1/ For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

                Shareholder Fees and Fund Expenses


Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended December 31, 2001 or estimated amounts for the current fiscal year.

      Shareholder Fees                                                           Funds--Fee Table
                                                                                 ----------------
                                                                  Fifth Third Fifth Third             Fifth Third
                                                                   Micro Cap   Multi Cap  Fifth Third  Strategic
                                                                     Value       Value     Worldwide    Income
                                                                     Fund        Fund       Fund/1/     Fund/2/
      Maximum Sales Charge (Load) Imposed on Purchases                None        None        None        None
      -----------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None        None        None        None
      -----------------------------------------------------------------------------------------------------------
      Maximum Deferred Sales Load                                     None        None        None        None
      -----------------------------------------------------------------------------------------------------------
      Annual Fund Operating Expenses
      (as a percentage of average net assets)
      Management fees                                                1.00%       1.00%       1.00%       1.00%
      -----------------------------------------------------------------------------------------------------------
      Distribution (12b-1) fees                                       None        None        None        None
      -----------------------------------------------------------------------------------------------------------
      Other expenses/3/                                              0.52%       0.36%       0.72%       0.45%
      -----------------------------------------------------------------------------------------------------------
      Total Annual Fund
       Operating Expenses                                            1.52%       1.36%       1.72%      1.45%
      -----------------------------------------------------------------------------------------------------------
      Fee Waiver and/or Expense Reimbursement/4/                     0.12%       0.03%       0.28%       0.10%
      -----------------------------------------------------------------------------------------------------------
      Net Expenses                                                   1.40%       1.33%       1.44%       1.35%
      -----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

/1/ The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/2/ The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/3/ Other expenses are based on estimated amounts for the current fiscal year. /4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to 1.40%; for the Multi Cap Value Fund to 1.33%; for the Worldwide Fund to 1.44%; and for the Strategic Income Fund to 1.35%. These waivers and/or expense reimbursements will remain in effect until 1/2/03 for each Fund.

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

        Fifth Third Micro Cap Value Fund   1 Year 3 Years 5 Years 10 Years
       -------------------------------------------------------------------
        Institutional Shares                $143   $469    $818    $1,802
       -------------------------------------------------------------------
        Fifth Third Multi Cap Value Fund   1 Year 3 Years 5 Years 10 Years
       -------------------------------------------------------------------
        Institutional Shares                $135   $428    $742    $1,632
       -------------------------------------------------------------------
        Fifth Third Worldwide Fund         1 Year 3 Years 5 Years 10 Years
       -------------------------------------------------------------------
        Institutional Shares                $147   $515    $907    $2,007
       -------------------------------------------------------------------
        Fifth Third Strategic Income Fund  1 Year 3 Years 5 Years 10 Years
       -------------------------------------------------------------------
        Institutional Shares                $137   $449    $783    $1,727
       -------------------------------------------------------------------

                Fund Management


Investment Advisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than the Fifth Third Pinnacle Fund. Heartland Capital Management, Inc. ("Heartland"), 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to The Fifth Third Pinnacle Fund. Heartland is wholly-owned by Fifth Third Bancorp. The Advisor is wholly-owned by Fifth Third Bank.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of December 31, 2001, Fifth Third Asset Management Inc. had approximately $12.4 billion of assets under management in the Fifth Third Funds.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended December 31, 2001 are as follows:

                                                   As a percentage of
                                                   average net assets
           ----------------------------------------------------------
              Fifth Third Micro Cap Value Fund           1.00%
           ----------------------------------------------------------
              Fifth Third Multi Cap Value Fund           1.00%
           ----------------------------------------------------------
              Fifth Third Worldwide Fund                 1.00%
           ----------------------------------------------------------
              Fifth Third Strategic Income Fund          1.00%
           ----------------------------------------------------------

                Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund for the period ended December 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. The information for periods ended prior to December 31, 2000 for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund, has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

                                               Fifth Third Micro Cap Value Fund
                                                           Institutional Shares

                                                                   Year Ended December 31,
                                                                 --------------------------    Period Ended
                                                                  2001       2000     1999    Dec. 31, 1998*
                                                                 -------    ------   ------   --------------
Per Share Data
 Net Asset Value, Beginning of Period                            $  4.91    $ 5.62   $ 4.82       $ 5.00
-------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income/(loss)                                     0.01      0.06    (0.04)       (0.05)
   Net realized and unrealized gains/(losses) from investment
    transactions                                                    1.11     (0.13)    1.08        (0.09)
-------------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations      1.12     (0.07)    1.04        (0.14)
-------------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                              --     (0.05)      --           --
   Net realized gains from investment transactions                 (0.00)**  (0.59)   (0.24)       (0.04)
-------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                               (0.00)**  (0.64)   (0.24)       (0.04)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                  $  6.03    $ 4.91   $ 5.62       $ 4.82
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Total Return                                                      22.90%    (1.21%)  21.60%       (2.87%)(a)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                                     1.29%     1.40%    1.60%        2.19%(b)
   Net investment income/(loss)                                     0.21%     1.03%   (0.32%)      (0.83%)(b)
-------------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                            $14,957    $6,743   $3,283       $1,156
   Portfolio turnover rate (c)                                        47%      116%      96%         109%(b)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

 * Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
**    Amount is less than $0.005 per share.
(a)   Not annualized.
(b)   Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights


                                               Fifth Third Multi Cap Value Fund
                                                          Institutional Shares

                                                       Year Ended December 31,
                                                       -----------------------   Period Ended
                                                        2001     2000    1999   Dec. 31, 1998*
                                                       -------  ------  ------  --------------
 Per Share Data
 Net Asset Value, Beginning of Period                  $ 18.64  $17.52  $15.92      $15.92
----------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income                                  0.05    0.28    0.25          --
   Net realized and unrealized gains from investment
    transactions                                          1.43    3.88    1.86          --
----------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations       1.48    4.16    2.11          --
----------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                 (0.07)  (0.24)  (0.26)         --
   Net realized gains from investment transactions       (0.91)  (2.72)  (0.25)         --
   Return of capital                                        --   (0.08)     --          --
----------------------------------------------------------------------------------------------
   Total Dividends and Distributions                     (0.98)  (3.04)  (0.51)         --
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                        $ 19.14  $18.64  $17.52      $15.92
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 Total Return                                             7.91%  23.78%  13.26%       0.00%(a)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                           1.23%   1.33%   1.33%       1.30%(b)
   Net investment income                                  0.59%   1.41%   1.62%       1.65%(b)
----------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                  $18,069  $  949  $  546      $   --
   Portfolio turnover rate(c)                               80%    121%     78%        118%(b)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights


                                                     Fifth Third Worldwide Fund
                                                             Institutional
                                                             Shares

                                                                   Year Ended December 31,
                                                                 ---------------------------   Period Ended
                                                                  2001       2000      1999   Dec. 31, 1998*
                                                                 -------    -------   ------  --------------
 PER SHARE DATA
 Net Asset Value, Beginning of Period                            $ 14.23    $ 19.30   $13.30      $10.38
-------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income/(loss)                                    (0.01)     (0.12)    0.03       (0.11)
   Net realized and unrealized gains/(losses)
    from investment transactions                                   (1.64)     (2.00)    6.78        3.76
-------------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations     (1.65)     (2.12)    6.81        3.65
-------------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net realized gains from investment transactions                 (0.11)     (2.95)   (0.81)      (0.73)
   Return of capital                                               (0.00)**      --       --          --
-------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                               (0.11)     (2.95)   (0.81)      (0.73)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                  $ 12.47    $ 14.23   $19.30      $13.30
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 Total Return                                                     (11.53%)   (12.16%)  51.29%      35.24%(a)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 RATIO/SUPPLEMENTAL DATA
 Ratios to Average Net Assets:
   Net expenses                                                  $  1.42%   $  1.44%  $ 1.42%     $ 2.13%(b)
   Net investment income/(loss)                                    (0.26%)    (0.63%)   0.01%      (0.60%)(b)
-------------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                            $ 2,709    $ 1,232   $1,230      $    9
   Portfolio turnover rate (c)                                       974%      1204%    1172%       2792%(b)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
** Amount is less than $0.005 per share.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights


                                              Fifth Third Strategic Income Fund
                                                        Institutional Shares

                                                                  Year Ended December 31,
                                                                 ------------------------    Period Ended
                                                                  2001      2000    1999    Dec. 31, 1998*
                                                                 ------    ------  ------   --------------
 Per Share Data
 Net Asset Value, Beginning of Period                            $ 9.96    $ 9.23  $10.62       $11.31
----------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income                                           0.69      0.78    0.87         0.33
   Net realized and unrealized
    gains/(losses) from investment transactions                    0.59      0.70   (1.43)       (0.50)
----------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations     1.28      1.48   (0.56)       (0.17)
----------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                          (0.67)    (0.75)  (0.83)       (0.33)
   Net realized gains from investment transactions                   --        --      --        (0.19)
   Return of capital                                              (0.00)**     --      --           --
----------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                              (0.67)    (0.75)  (0.83)       (0.52)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                  $10.57    $ 9.96  $ 9.23       $10.62
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
 Total return                                                     13.12%    16.52%  (5.61%)       3.54%(a)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                                    1.26%     1.35%   1.41%        1.37%(b)
   Net investment income                                           6.62%     8.03%   8.37%        7.02%(b)
----------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                            $3,142    $3,349  $2,540       $  426
   Portfolio turnover rate(c)                                        34%       48%     51%          59%(b)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
** Amount is less than $0.005 per share.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                               FIFTH THIRD FUNDS

                        Supplement dated April 30, 2002
                    to the Stock and Bond and Money Market
                         Advisor Shares Prospectus and
               the Combined Statement of Additional Information,
                         each dated October 29, 2001.

This Supplement provides updated financial information for the year ended December 31, 2001 regarding the Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund and the Fifth Third Strategic Income Fund. Please refer to this Supplement rather than the Prospectus for Volatility and Performance Information, Shareholder Fees and Expenses, Fund Management and Financial Highlights for the Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund and the Fifth Third Strategic Income Fund. Please keep this Supplement and read it together with the applicable Prospectuses.

The Statement of Additional information dated April 30, 2002 provides more detailed information about the Funds mentioned above. You can get a free copy of the Statement of Additional Information by contacting the Funds at:

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                           Telephone: (800) 282-5706
                          Internet: http://www.53.com

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

 ADV-ALL-01-SUP                                                              1

                Fifth Third Micro Cap Value Fund


Volatility and Performance Information

The bar chart and table provide an                                                         [CHART]
indication of the risks of an
investment in the Fund by showing     Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/
its performance from year to year
and over time, as well as compared                                           1999    2000     2001
to a broad-based securities index.                                           ----    ----     ----
The Russell 2000 Index is an                                               21.08%  (1.21)%  22.22%
unmanaged index generally
representative of the performance of
the small capitalization stock market                    The bar chart above does not reflect the
as a whole.                                              impact of any applicable sales charges or
                                                         account fees, which would reduce returns.
The returns assume that Fund
distributions have been reinvested.

Past performance does not indicate
how the Fund will perform in the
future.

                                                  Best quarter:  Q2 1999  21.21%
                                                  Worst quarter: Q3 2001 -15.00%

                                           ---------------------------------


                                                                 Average Annual
                                                                 Total Returns
                                                                 (for the
                                                                 periods
                                                                 ended December
                                                                 31, 2001)

                                                               --------------

                                                          Inception Date Past Year Since Inception
                                                          ----------------------------------------
Advisor Shares1                                               2/1/98
                                                          ----------------------------------------
  Return Before Taxes                                                     22.22%            9.35%
                                                          ----------------------------------------
  Return After Taxes on Distributions/2/                                  22.19%            7.90%
                                                          ----------------------------------------
  Return After Taxes on Distributions and Sale of Fund
   Shares/2/                                                              13.53%            7.00%
                                                          ----------------------------------------
                                                                                   (Since 2/1/98)
Russell 2000 Index*                                                        2.49%            4.62%
                                                          ----------------------------------------
                                                                                   (Since 2/1/98)
Lipper Small Cap Value Index**                                            17.20%            7.29%
--------------------------------------------------------------------------------------------------

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.
** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

                Fifth Third Multi Cap Value Fund


Volatility and Performance Information

The bar chart and table provide an                                       [CHART]
indication of the risks of an
investment in the Fund by showing                       Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/
its performance from year to year
and over time, as well as compared           1992   1993   1994   1995   1996    1997    1998    1999   2000    2001
to a broad-based securities index.           ----   ----   ----   ----   ----    ----    ----    ----   ----    ----
The Russell 3000 Index is an               13.64% 24.48%  0.64% 22.48% 19.08%  28.20% (8.74)%  12.95% 23.33%   7.47%
unmanaged index generally
representative of the performance of
the U.S. stock market as a whole.

The returns assume that Fund
distributions have been reinvested.

Past performance does not indicate
how the Fund will perform in the
future.

                                       The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                      Best quarter:      Q2 1999      18.60%
                                      Worst quarter:     Q3 1998     -21.07%
                                      ------------------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------

                                                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                                                       -------------------------------------------------------------------
Advisor Shares/1/                                         9/30/89
                                                       -------------------------------------------------------------------
Return Before Taxes                                                      7.47%     11.86%       13.78%         13.01%
                                                       -------------------------------------------------------------------
Return After Taxes on Distributions/2/                                   6.28%      9.63%       11.02%         10.56%
                                                       -------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
 Shares/2/                                                               5.27%      9.03%       10.35%          9.94%
                                                       -------------------------------------------------------------------
                                                                                                           (Since 10/1/89)
Russell 3000 Index*                                                    -11.46%     10.14%       12.64%         12.43%
                                                       -------------------------------------------------------------------
                                                                                                           (Since 10/1/89)
Lipper Multicap Value Index**                                            1.30%      9.73%       12.31%         11.20%
--------------------------------------------------------------------------------------------------------------------------

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

                Fifth Third Worldwide Fund


Volatility and Performance Information

The bar chart and table provide an                                       [CHART]
indication of the risks of an
investment in the Fund by showing    Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/
its performance from year to year
and over time, as well as compared    1994   1995   1996   1997   1998   1999   2000     2001
to a broad-based securities index.    ----   ----   ----   ----   ----   ----   ----     ----
The Morgan Stanley Capital           (3.39)% 14.42% 21.00% 5.47% 35.06% 50.70% (12.38)% (11.86)%
International World Index is an
unmanaged index generally
representative of the performance of
the equity markets of 23 developed
countries as a whole.

The returns assume that Fund
distributions have been reinvested.

Past performance does not indicate
how the Fund will perform in the
future.

                                       The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                      Best quarter:      Q4 1999      27.42%
                                      Worst quarter      Q3 2001     -16.92%
                                      ------------------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------

                                                       Inception Date Past Year Past 5 Years Since Inception
                                                       -----------------------------------------------------
Advisor Shares/1/                                         4/30/93
                                                       -----------------------------------------------------
Return Before Taxes                                                    -11.86%     10.64%            10.68%
                                                       -----------------------------------------------------
Return After Taxes on Distributions/2/                                 -12.19%      7.95%             7.83%
                                                       -----------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
 Shares/2/                                                              -7.23%      7.71%             7.56%
                                                       -----------------------------------------------------
                                                                                             (Since 5/1/93)
Morgan Stanley Capital International World Index*                      -16.52%      5.74%         8.87%
------------------------------------------------------------------------------------------------------------

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity market of 23 developed countries.

                Fifth Third Strategic Income Fund


Volatility and Performance Information

The bar chart and table                                       [CHART]
provide an indication of
the risks of an           Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/
investment in the Fund by
showing its performance   1992   1993    1994     1995   1996    1997   1998    1999    2000    2001
from year to year and     ----   ----    ----     ----   ----    ----   ----    ----    ----    ----
over time, as well as     7.85%  8.84%  (4.46)%  16.33%  9.31%  11.40%  3.53%  (5.80)%  16.04%  12.64%
compared to a broad-based
securities index. The
Lehman Intermediate
Credit Index is an
unmanaged index generally
representative of the
performance of the bond
market as a whole.

The returns assume that
Fund distributions have
been reinvested.

Past performance does not
indicate how the Fund
will perform in the
future.


                                            The bar chart above does not
                                            reflect the impact of any
                                            applicable sales charges or account
                                            fees, which would reduce returns.

                                                   Best quarter:  Q1 1995  6.33%
                                                   Worst quarter: Q4 1999 -4.60%
                                                   -----------------------------



                                                                  Average
                                                                  Annual
                                                                  Total Returns
                                                                  (for
                                                                  the periods
                                                                  ended
                                                                  December
                                                                  31, 2001)
                                                                 ---------------


                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                       -------------------------------------------------------------------
Advisor Shares/1/         3/10/85
                       -------------------------------------------------------------------
Return Before Taxes                    12.64%      7.27%         7.31%         7.85%
                       -------------------------------------------------------------------
Return After Taxes
 on Distributions/2/                    9.93%      4.23%         4.28%         5.09%
                       -------------------------------------------------------------------
Return After Taxes
 on Distributions
 and Sale of
 Fund Shares/2/                         7.64%      4.30%         4.34%         5.06%
                       -------------------------------------------------------------------
 Lehman                                                                    (Since 3/1/85)
 Intermediate                                                                  9.09 %
 Credit Index*                          9.77%      7.15%         7.42%
------------------------------------------------------------------------------------------

/1/ For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

                Shareholder Fees and Fund Expenses


Fee Tables

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended December 31, 2001 or estimated amounts for the current fiscal year.

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                                                       Stock Funds--Fee Table
     Shareholder Fees                                                                  ----------------------
                                                                                                               Fifth Third
                                                                           Fifth Third Fifth Third Fifth Third  Strategic
                                                                            Micro Cap   Multi Cap   Worldwide    Income
                                                                           Value Fund  Value Fund     Fund*      Fund**
    Maximum Sales Charge (Load) Imposed on Purchases                           None        None        None        None
  ------------------------------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Reinvested Dividends                None        None        None        None
    ----------------------------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Load1                                               None        None        None        None
    ----------------------------------------------------------------------------------------------------------------------
    Annual Fund Operating Expenses (as a percentage of average net assets)
    Management fees                                                           1.00%       1.00%       1.00%       1.00%
    ----------------------------------------------------------------------------------------------------------------------
    Distribution/Service (12b-1) fees                                         0.50%       0.50%       0.50%       0.50%
    ----------------------------------------------------------------------------------------------------------------------
    Other expenses/1/                                                         0.52%       0.36%       0.72%       0.45%
    ----------------------------------------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                                      2.02%       1.86%       2.22%       1.95%
    ----------------------------------------------------------------------------------------------------------------------
    Fee Waiver and/or Expense Reimbursements/2/                               0.12%       0.03%       0.28%       0.10%
    ----------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                              1.90%       1.83%       1.94%       1.85%
    ----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

* The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
** The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to: 1.90% for the Advisor shares; for the Multi Cap Value Fund to: 1.83% for the Advisor shares; for the Worldwide Fund to: 1.94% for the Advisor shares and for the Strategic Income Fund to: 1.85% for the Advisor Shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds  Fifth Third Micro Cap Value Fund   1 Year 3 Years 5 Years 10 Years
            -------------------------------------------------------------------
             Advisor Shares                      $193   $622   $1,077   $2,338
            -------------------------------------------------------------------
             Fifth Third Multi Cap Value Fund   1 Year 3 Years 5 Years 10 Years
            -------------------------------------------------------------------
             Advisor Shares                      $186   $582   $1,003   $2,177
            -------------------------------------------------------------------
             Fifth Third Worldwide Fund         1 Year 3 Years 5 Years 10 Years
            -------------------------------------------------------------------
             Advisor Shares                      $197   $667   $1,164   $2,533
            -------------------------------------------------------------------
             Fifth Third Strategic Income Fund  1 Year 3 Years 5 Years 10 Years
            -------------------------------------------------------------------
             Advisor Shares                      $188   $603   $1,043   $2,267
            -------------------------------------------------------------------

                Fund Management


Investment Advisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is wholly owned by Fifth Third Bank.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of December 31, 2001, Fifth Third Asset Management Inc. had approximately $12.4 billion of assets under management in the Fifth Third Funds.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended December 31, 2001 are as follows:

                                            As a percentage of
                                            Average net assets
                  --------------------------------------------
                    Micro Cap Value Fund           1.00%
                  --------------------------------------------
                    Multi Cap Value Fund           1.00%
                  --------------------------------------------
                    Worldwide Fund                 1.00%
                  --------------------------------------------
                    Strategic Income Fund          1.00%
                  --------------------------------------------

                Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2001 for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the SAI, which is available upon request. The information for periods ended prior to December 31, 2000 for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund, has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

                                                         Fifth Third Micro Cap
                                                         Value Fund
                                                         Advisor Shares

                                                                    Year Ended December 31,
                                                                 ---------------------------    Period Ended
                                                                  2001       2000      1999    Dec. 31, 1998*
                                                                 -------    -------   ------   --------------
Per Share Data
 Net Asset Value, Beginning of Period                            $  4.88    $  5.58   $ 4.80       $ 5.00
--------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income/(loss)                                    (0.02)      0.03    (0.06)       (0.07)
   Net realized and unrealized gains/(losses) from investment
    transactions                                                    1.10      (0.11)    1.08        (0.09)
--------------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations      1.08      (0.08)    1.02        (0.16)
--------------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                              --      (0.03)      --           --
   Net realized gains from investment transactions                 (0.00)**   (0.59)   (0.24)       (0.04)
--------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                               (0.00)**   (0.62)   (0.24)       (0.04)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                  $  5.96    $  4.88   $ 5.58       $ 4.80
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Total Return                                                      22.22%     (1.38%)  21.19%       (3.27%)(a)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                                     1.79%      1.90%    2.10%        2.69%(b)
   Net investment income/(loss)                                    (0.29%)     0.53%   (0.82%)      (1.33%)(b)
--------------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net Assets at end of period ($000)                            $19,196    $15,424   $9,128       $3,159
   Portfolio turnover rate (c)                                        47%       116%      96%         109%(b)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
**  Amount is less than $0.005 per share.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights



                                               Fifth Third Multi Cap Value Fund
                                                          Advisor Shares


                                                                            Year Ended December 31,
                                                                 --------------------------------------------
                                                                  2001     2000     1999     1998      1997
                                                                 -------  -------  -------  -------   -------
 Per Share Data
 Net Asset Value, Beginning of Period                            $ 18.61  $ 17.49  $ 15.92  $ 18.23   $ 16.00
--------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
   Net investment income                                            0.02     0.18     0.19     0.20      0.15
   Net realized and unrealized gains/(losses)
    from investment transactions                                    1.37     3.89     1.86    (1.80)     4.33
--------------------------------------------------------------------------------------------------------------
   Increase/(Decrease) in Net Assets Resulting from Operations      1.39     4.07     2.05    (1.60)     4.48
--------------------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
   Net investment income                                              --    (0.17)   (0.23)   (0.20)    (0.15)
   Net realized gains from investment transactions                 (0.91)   (2.72)   (0.25)   (0.51)    (2.10)
   Return of capital                                                  --    (0.06)      --       --        --
--------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                               (0.91)   (2.95)   (0.48)   (0.71)    (2.25)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                                  $ 19.09  $ 18.61  $ 17.49  $ 15.92   $ 18.23
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Total Return                                                       7.47%   23.29%   12.93%   (8.74%)   28.16%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
   Net expenses                                                     1.73%    1.83%    1.83%    1.80%     1.87%
   Net investment income                                            0.09%    0.91%    1.12%    1.15%     1.80%
--------------------------------------------------------------------------------------------------------------
 Supplemental Data:
   Net assets at end of period ($000)                            $47,698  $49,260  $39,885  $53,279   $55,637
   Portfolio turnover rate(a)                                         80%     121%      78%     118%       89%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights


                                                             Fifth Third
                                                             Worldwide Fund
                                                             Advisor Shares

                                                                          Year Ended December 31,
                                                              ----------------------------------------------
                                                               2001       2000      1999      1998     1997
                                                              -------    -------   -------   ------   ------
Per Share Data
Net Asset Value, Beginning of Period                          $ 14.09    $ 19.19   $ 13.29   $10.38   $10.82
-------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                  (0.11)     (0.21)    (0.07)   (0.12)    0.52
  Net realized and unrealized gains/(losses) from investment
   transactions                                                 (1.56)     (1.94)     6.78     3.76     0.07
-------------------------------------------------------------------------------------------------------------
  Increase/(Decrease) in Net Assets Resulting from Operation    (1.67)     (2.15)     6.71     3.64     0.59
-------------------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                            --         --        --       --    (0.52)
  Net realized gains from investment transactions               (0.12)     (2.95)    (0.81)   (0.73)   (0.51)
  Return of capital                                             (0.00)**      --        --       --       --
-------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                             (0.12)     (2.95)    (0.81)   (0.73)   (1.03)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $ 12.30    $ 14.09   $ 19.19   $13.29   $10.38
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return                                                   (11.86%)   (12.38%)   50.58%   35.14%    5.49%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                                   1.92%      1.94%     1.92%    2.63%    2.49%
  Net investment income                                         (0.76%)    (1.13%)   (0.49%)  (1.10%)   4.19%
-------------------------------------------------------------------------------------------------------------
Supplemental Data:
  Net Assets at end of period ($000)                          $21,676    $37,087   $32,324   $8,059   $3,395
  Portfolio turnover rate(a)                                      974%      1204%     1172%    2792%    1511%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

**  Amount is less than $0.005 per share.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights


                                              Fifth Third Strategic Income Fund
                                                        Advisor Shares

                                                                 Year Ended December 31,
                                                     ----------------------------------------------
                                                      2001       2000     1999      1998     1997
                                                     -------    -------  -------   -------  -------
 Per Share Data
 Net Asset Value, Beginning of Period                $  9.95    $  9.22  $ 10.61   $ 11.31  $ 10.78
----------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net investment income                                 0.63       0.73     0.86      0.72     0.67
  Net realized and unrealized gains/(losses)
   from investment transactions                         0.60       0.70    (1.43)    (0.33)    0.53
----------------------------------------------------------------------------------------------------
  Increase/(Decrease) in Net Assets Resulting from
  Operations                                            1.23       1.43    (0.57)     0.39     1.20
----------------------------------------------------------------------------------------------------
 Distributions to Shareholders from:
  Net investment income                                (0.65)     (0.70)   (0.82)    (0.72)   (0.67)
  Net realized gains from investment transactions         --         --       --     (0.37)      --
  Return of capital                                    (0.00)**      --       --        --       --
----------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                    (0.65)     (0.70)   (0.82)    (1.09)   (0.67)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                      $ 10.53    $  9.95  $  9.22   $ 10.61  $ 11.31
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Total Return                                          12.64%     16.01%   (5.72%)    3.49%   11.47%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Ratios to Average Net Assets:
  Net expenses                                          1.76%      1.85%    1.91%     1.87%    1.91%
  Net investment income                                 6.12%      7.53%    7.87%     6.52%    6.08%
----------------------------------------------------------------------------------------------------
 Supplemental Data:
  Net Assets at end of period ($000)                 $34,105    $32,351  $24,023   $39,650  $38,620
  Portfolio turnover rate(a)                              34%        48%      51%       59%      70%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

**  Amount is less than $0.005 per share.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                               FIFTH THIRD FUNDS

                        Supplement dated April 30, 2002
                    to the Stock and Bond and Money Market
                 Investment A, B, and C Shares Prospectus and
               the Combined Statement of Additional Information,
                         each dated October 29, 2001.

This Supplement provides updated financial information for the year ended December 31, 2001 regarding the Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund and the Fifth Third Strategic Income Fund. Please refer to this Supplement rather than the Prospectus for Volatility and Performance Information, Shareholder Fees and Expenses, Fund Management and Financial Highlights for the Fifth Third Micro Cap Value Fund, the Fifth Third Multi Cap Value Fund, the Fifth Third Worldwide Fund and the Fifth Third Strategic Income Fund. Please keep this Supplement and read it together with the applicable Prospectuses.

The Statement of Additional information dated April 30, 2002 provides more detailed information about the Funds mentioned above. You can get a free copy of the Statement of Additional Information by contacting the Funds at:

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                           Telephone: (800) 282-5706
                          Internet: http://www.53.com

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

 ABC-ALL-R-SUP                                                               1

                Fifth Third Micro Cap Value Fund


Volatility and Performance Information

The bar chart and table provide an
indication of the risks of an
investment in the Fund by showing
its performance from year to year
and over time, as well as compared
to a broad-based securities index.
The Russell 2000 Index is an
unmanaged index generally
representative of the performance of
the small capitalization stock market
as a whole.
The returns assume that Fund
distributions have been reinvested.
Past performance does not indicate
how the Fund will perform in the                                           [CHART]
future.
The after tax returns included in the  Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/
table are only for Investment A
Shares. After tax returns for                                1999    2000     2001
Investment B and Investment C                            ------  -------  ------
Shares will vary.                                          21.21%  (1.38)%  22.13%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                               Best quarter:       Q2 1999      21.12%
                               Worst quarter:      Q3 2001     -14.86%
                               --------------------------------------------

                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------


                                               Inception Date Past Year Since Inception
                                               ----------------------------------------
Investment A Shares/1/                             2/1/98
(with 4.50% sales charge)
                                               ----------------------------------------
 Return Before Taxes                                           16.64%       8.10%
                                               ----------------------------------------
 Return After Taxes on Distributions/2 /                       16.87%       6.63%
                                               ----------------------------------------
 Return After Taxes on Distributions and
   Sale of Fund Shares/2 /                                     10.29%       5.87%
---------------------------------------------------------------------------------------
Investment B Shares/1/                             2/1/98
(with applicable Contingent Deferred Sales
Charge)
                                               ----------------------------------------
 Return Before Taxes                                           16.68%       8.18%
---------------------------------------------------------------------------------------
Investment C Shares/1/                             2/1/98
(with applicable Contingent Deferred Sales
Charge)
                                               ----------------------------------------
 Return Before Taxes                                           21.88%       8.83%
---------------------------------------------------------------------------------------
                                                                        (Since 2/1/98)
Russell 2000 Index*                                            2.49%        4.62%
                                               ----------------------------------------
                                                                        (Since 2/1/98)
Lipper Small Cap Value Index**                                 17.20%       7.29%
---------------------------------------------------------------------------------------

/1/ For the period prior to August 13, 2001, the quoted performance of Investment A, Investment B and Investment C Shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Investment A, Investment B and Investment C Shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns on taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.
** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

                Fifth Third Multi Cap Value Fund


Volatility and Performance Information

                                                                           [CHART]
The bar chart and table provide an
indication of the risks of an          Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/
investment in the Fund by showing
its performance from year to year and
over time, as well as compared to two   1992    1993   1994    1995    1996    1997    1998    1999     2000   2001
broad-based securities indices. The    ------  ------  -----  ------  ------  ------  ------  ------   ------  -----
Russell 3000 Index is an unmanaged     13.64%  24.48%  0.64%  22.48%  19.08%  28.20%  (8.74)%  12.95%  23.33%  7.54%
index generally representative of the
performance of the U.S. stock market
as a whole. The Lipper Multicap
Value Index is an equal weighted
index of mutual funds that invest in
undervalued securities within
multiple capitalization ranges.

The returns assume that Fund
distributions have been reinvested.
The returns for Investment B and
C shares will differ from the returns
for Investment A shares (which are
shown in the bar chart) because of
differences in expenses of each class.
The table assumes that shareholders
redeem their fund shares at the end
of the period indicated.

Past performance does not indicate
how the Fund will perform in the
future.

The after tax returns included in the
table are only for Investment A
Shares. After tax returns for
Investment B and Investment C
Shares will vary.

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                               Best quarter:       Q2 1999      18.60%
                               Worst quarter:      Q3 1998     -21.07%
                               --------------------------------------------

                                          Average Annual Total Returns (for
                                          the periods ended December 31, 2001)
                                          -------------------------------------

                                                Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                                                -------------------------------------------------------------------
 Investment A Shares/1/ (with 4.50% sales          9/30/89
 charge)
                                                -------------------------------------------------------------------
 Return Before Taxes                                              2.69%     10.85%       13.26%         12.59%
                                                -------------------------------------------------------------------
 Return After Taxes on Distributions/2 /                          1.40%      8.61%       10.50%         10.14%
                                                -------------------------------------------------------------------
 Return After Taxes on Distributions and
   Sale of Fund Shares/2 /                                        2.31%      8.17%        9.88%           9.55%
                                                -------------------------------------------------------------------
 Investment B Shares/3/ (with applicable           9/30/89
 Contingent Deferred Sales Charge)
                                                -------------------------------------------------------------------
 Return Before Taxes                                              1.88%     11.05%       13.35%         12.66%
                                                -------------------------------------------------------------------
 Investment C Shares/3/ (with applicable           9/30/89
 Contingent Deferred Sales Charge)
                                                -------------------------------------------------------------------
 Return Before Taxes                                              6.85%     11.30%       13.22%         12.45%
                                                -------------------------------------------------------------------
                                                                                                    (Since 10/1/89)
 Russell 3000 Index/3/                                          -11.46%     10.14%       12.64%         12.43%
                                                -------------------------------------------------------------------
                                                                                                    (Since 10/1/89)
 Lipper Multicap Value Index**                                    1.30%      9.73%       12.31%         11.20%
-------------------------------------------------------------------------------------------------------------------

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
/3/ For the period prior to August 13, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.
/*/ The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
/**/The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

                Fifth Third Worldwide Fund


Volatility and Performance Information

The bar chart and table provide an
indication of the risks of an
investment in the Fund by showing
its performance from year to year
and over time, as well as compared
to a broad-based securities index.
The Morgan Stanley Capital
International World Index is an
unmanaged index generally
representative of the performance of
the equity markets of 23 developed
countries as a whole.

The returns assume that Fund
distributions have been reinvested.                                      [CHART]
The table assumes that shareholders
redeem their fund shares at the end  Year-by-Year Total Returns as of 12/31 For Investment C Shares/1/
of the period indicated.

Past performance does not indicate    1994    1995     1996   1997    1998    1999     2000      2001
how the Fund will perform in the     ------   -----   ------  -----  ------  ------  --------  --------
future.                              (3.82)%  13.90%  20.29%  5.01%  34.38%  50.05%  (12.82)%  (12.49)%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                               Best quarter:       Q4 1999      27.34%
                               Worst quarter:      Q3 2001     -17.05%
                               --------------------------------------------


                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------

                                                     Inception Date Past Year Past 5 Years Since Inception
                                                     -----------------------------------------------------
 Investment C Shares/1/
 (with applicable Contingent Deferred Sales Charge)     4/30/93
                                                     -----------------------------------------------------
  Return Before Taxes                                                -12.49%     10.04%            10.11%
                                                     -----------------------------------------------------
  Return After Taxes on Distributions/2/                             -12.84%      7.36%             7.26%
                                                     -----------------------------------------------------
  Return After Taxes on Distributions and Sale of
   Fund Shares/2/                                                     -7.62%      7.22%             7.07%
                                                     -----------------------------------------------------
                                                                                           (Since 5/1/93)
 Morgan Stanley Capital International World Index*                   -16.52%      5.74%             8.87%
----------------------------------------------------------------------------------------------------------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Worldwide Fund, adjusted to reflect the expenses and sales charges for Investment C shares. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund, adjusted to reflect the expenses and sales charges for Investment C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity market of 23 developed countries.

                Fifth Third Strategic Income Fund



Volatility and Performance Information

                      The bar chart and table provide an
                      indication of the risks of an
                      investment in the Fund by showing
                      its performance from year to year
                      and over time, as well as compared
                      to a broad-based securities index.
                      The Lehman Intermediate Credit
                      Index is an unmanaged index
                      generally representative of the
                      performance of the bond market as a
                      whole.

                      The returns assume that Fund
                      distributions have been reinvested.

                      Past performance does not indicate
                      how the Fund will perform in the
                      future.

                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Investment C Shares/1/

1992   1993    1994     1995   1996    1997   1998    1999     2000    2001
-----  -----  -------  ------  -----  ------  -----  -------  ------  ------
7.27%  8.31%  (4.85)%  15.79%  8.66%  10.98%  2.94%  (6.29)%  15.51%  11.80%

                                     The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                                    Best quarter:       Q1 1995      6.20%
                                    Worst quarter:      Q4 1999     -4.72%
                                    -------------------------------------------

                                                            Average Annual
                                                            Total Returns (for
                                                            the periods ended
                                                            December 31, 2001)
                                                            -------------------

                                              Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                                              -------------------------------------------------------------------
 Investment C Shares1 (with applicable           3/10/85
 Contingent Deferred Sales Charge)
                                              -------------------------------------------------------------------
 Return Before Taxes                                          11.80%      6.69%         6.76%          7.31%
                                              -------------------------------------------------------------------
 Return After Taxes on Distributions/2/                        9.13%      3.66%         3.74%          4.55%
                                              -------------------------------------------------------------------
 Return After Taxes on Distributions and                       7.13%      3.83%         3.89%          4.60%
   Sale of Fund Shares/2/
                                              -------------------------------------------------------------------
                                                                                                   (Since 3/1/85)
 Lehman Intermediate Credit Index*                             9.77%      7.15%         7.42%            9.09%
-----------------------------------------------------------------------------------------------------------------

--------
/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor Shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Investment C Shares. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Investment C Shares. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.
/2/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

                Shareholder Fees and Fund Expenses


Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended December 31, 2001 or estimated amounts for the current fiscal year.

                                                                       Stock Funds--Fee Table
  Shareholder Fees                                                     ----------------------

                                                                                                           Fifth Third
                                                     Fifth Third             Fifth Third       Fifth Third  Strategic
                                                   Micro Cap Value         Multi Cap Value      Worldwide    Income
                                                        Fund                    Fund              Fund*       Fund*
                                                 A     B        C        A      B        C          C           C
  Maximum Sales Charge (Load) Imposed on
   Purchases                                   4.50%  None     None    4.50%     None     None      None        None
----------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends                         None  None     None     None     None     None      None        None
----------------------------------------------------------------------------------------------------------------------
  Maximum Deferred Sales Load                   None 5.00%/1/ 1.00%/2/  None 5.00%/1/ 1.00%/2/  1.00%/2/    1.00%/2/
----------------------------------------------------------------------------------------------------------------------

  Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management fees                              1.00% 1.00%    1.00%    1.00%    1.00%    1.00%     1.00%       1.00%
----------------------------------------------------------------------------------------------------------------------
  Distribution/Service (12b-1) fees            0.25% 1.00%    0.75%    0.25%    1.00%    0.75%     0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------
  Other expenses/3 /                           0.52% 0.52%    0.77%    0.36%    0.36%    0.61%     0.97%       0.70%
----------------------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/4/      1.77% 2.52%    2.52%    1.61%    2.36%    2.36%     2.72%       2.45%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C Shares of 1.00% applies to shares redeemed within the first year of purchase.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses or the Micro Cap Value Fund to 1.65% for Investment A Shares, 2.40% for Investment B Shares and 2.40% for Investment C Shares; for the Multi Cap Value Fund to 1.58% for Investment A Shares, 2.33% for Investment B Shares, and 2.33% for Investment C Shares; for the Worldwide Fund to 2.44% for Investment C Shares; and for the Strategic Income Fund to 2.35% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

* In addition to the expenses shown above, if you buy and hold shares of the Worldwide Fund or Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

                Shareholder Fees and Fund Expenses


Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds                                           1     3       5      10
            Fifth Third Micro Cap Value Fund        Year  Years   Years   Years
            --------------------------------------------------------------------
            Investment A Shares                     $610   $971  $1,355  $2,431
            --------------------------------------------------------------------
            Investment B Shares
            Assuming Redemption                     $743  $1,073 $ 1,530 $ 2,663
            Assuming no Redemption                  $243  $  773 $ 1,330 $ 2,218
            --------------------------------------------------------------------
            Investment C Shares
            Assuming Redemption                     $343  $  773 $ 1,330 $ 2,847
            Assuming no Redemption                  $243  $  773 $ 1,330 $ 2,218
            --------------------------------------------------------------------
            Fifth Third Multi Cap Value Fund
            --------------------------------------------------------------------
            Investment A Shares                     $603  $  932 $ 1,284 $ 2,273
            --------------------------------------------------------------------
            Investment B Shares
            Assuming Redemption                     $736  $1,034 $ 1,458 $ 2,507
            Assuming no Redemption                  $236  $  734 $ 1,258 $ 2,097
            --------------------------------------------------------------------
            Investment C Shares
            Assuming Redemption                     $336  $  734 $ 1,258 $ 2,694
            Assuming no Redemption                  $236  $  734 $ 1,258 $ 2,097
            --------------------------------------------------------------------
            Fifth Third Worldwide Fund
            --------------------------------------------------------------------
            Investment C Shares
            Assuming Redemption                     $ 347 $  818 $ 1,415 $ 3,031
            Assuming no Redemption                  $ 247 $  818 $ 1,415 $ 2,362
            --------------------------------------------------------------------
            Fifth Third Strategic Income Fund
            --------------------------------------------------------------------
            Investment C Shares
            Assuming Redemption                     $ 338 $  754 $ 1,297 $ 2,779
            Assuming no Redemption                  $ 238 $  754 $ 1,297 $ 2,163
            --------------------------------------------------------------------

                Fund Management


Investment Advisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than the Fifth Third Pinnacle Fund. Heartland Capital Management, Inc. ("Heartland"), 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to the Fifth Third Pinnacle Fund. Heartland is wholly-owned by Fifth Third Bancorp. The Advisor is wholly-owned by Fifth Third Bank.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of December 31, 2001, Fifth Third Asset Management Inc. had approximately $12.4 billion of assets under management in the Fifth Third Funds.

The management fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended December 31, 2001 are as follows:

                                            As a percentage of
                                            Average net assets
                  --------------------------------------------
                    Micro Cap Value Fund           1.00%
                  --------------------------------------------
                    Multi Cap Value Fund           1.00%
                  --------------------------------------------
                    Worldwide Fund                 1.00%
                  --------------------------------------------
                    Strategic Income Fund          1.00%
                  --------------------------------------------

                Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund for period ended December 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' report, which is available upon request.

                                                         Fifth Third Micro Cap
                                                         Value Fund
                                                         Investment A Shares

                                                      Period Ended
Per Share Data                                     December 31, 2001*
Net Asset Value, Beginning of Period                     $ 5.93
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                                     (0.01)
  Net realized and unrealized gains from
   investment transactions                                 0.04
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.03
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                      --
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                          --
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $ 5.96
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charges)(a)                   0.56%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
  Net expenses                                             1.59%(b)
  Net investment loss                                     (0.36%)(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets, end of period ($000)                       $  862
  Portfolio turnover rate(c)                                 47%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights



                                                          Fifth Third Micro Cap
                                                                     Value Fund
                                                         Investment B Shares

                                             Period Ended
                                          December 31, 2001*
Per Share Data                            ------------------
Net Asset Value, Beginning of Period            $ 5.93
------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                            (0.01)
  Net realized and unrealized gains from
   investment transactions                        0.03
------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                     0.02
------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                             --
  Net realized gains from investment
   transactions                                     --
------------------------------------------------------------
  Total Dividends and Distributions                 --
------------------------------------------------------------
------------------------------------------------------------
Net Asset Value, End of Period                  $ 5.95
------------------------------------------------------------
------------------------------------------------------------
Total Return (excludes sales charge)              0.39%(a)
------------------------------------------------------------

------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                    2.31%(b)
  Net investment loss                            (1.08%)(b)
------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)            $  352
  Portfolio turnover rate(c)                        47%
------------------------------------------------------------
------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights



                                               Fifth Third Micro Cap Value Fund
                                                         Investment C Shares

                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $ 5.93
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                                     (0.01)
  Net realized and unrealized gains from
   investment transactions                                 0.04
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.03
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                          --
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $ 5.96
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       0.56%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             2.32%(b)
  Net investment loss                                     (0.97%)(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $   59
  Portfolio turnover rate(c)                                 47%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights



                                               Fifth Third Multi Cap Value Fund
                                                          Investment A Shares

                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $19.44
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                                    0.01
  Net realized and unrealized gains
   from investment transactions                            0.57
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.58
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                   (0.06)
  Net realized gains from investment transactions         (0.91)
---------------------------------------------------------------------
  Total Dividends and Distributions                       (0.97)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $19.05
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)(a)                    2.90%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             1.54%(b)
  Net investment income                                    0.14%(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $6,395
  Portfolio turnover rate(c)                                 80%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights



                                               Fifth Third Multi Cap Value Fund
                                                          Investment B Shares

                                                               Period Ended
                                                            December 31, 2001*
Per Share Data                                              ------------------
Net Asset Value, Beginning of Period                              $19.44
------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment loss                                               (0.02)
 Net realized and unrealized gains from investment
   transactions                                                     0.56
------------------------------------------------------------------------------
 Increase in Net Assets Resulting from Operations                   0.54
------------------------------------------------------------------------------
Distributions to Shareholders from:
 Net investment income                                             (0.04)
 Net realized gains from investment transactions                   (0.91)
------------------------------------------------------------------------------
 Total Dividends and Distributions                                 (0.95)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $19.03
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales charge)                                2.76%(a)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                       2.28%(b)
 Net investment loss                                               (0.59%)(b)
------------------------------------------------------------------------------
Supplemental Data:
 Net assets at end of period ($000)                               $4,733
 Portfolio turnover rate(c)                                           80%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights



                                                   Fifth Third Multi Cap Value
                                                            Investment C Shares

                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $19.44
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                                     (0.01)
  Net realized and unrealized gains from
   investment transactions                                 0.55
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.54
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                   (0.04)
  Net realized gains from investment transactions         (0.92)
---------------------------------------------------------------------
  Total Dividends and Distributions                       (0.96)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $19.02
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       2.72%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             2.23(b)
  Net investment loss                                     (0.60%)(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $  497
  Portfolio turnover rate(c)                                 80%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights




                                                     Fifth Third Worldwide Fund
                                                             Investment C Shares

                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                    $ 11.62
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                                    0.01
  Net realized and unrealized gains from
   investment transactions                                 0.63
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.64
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                          --
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                          $ 12.26
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       8.50%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             1.88%(b)
  Net investment income                                    0.85%(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                    $   100
  Portfolio turnover rate(c)                                974%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                Financial Highlights



                                                        Fifth Third Strategic
                                                        Income Fund
                                                        Investment C Shares

                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $10.53
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                                    0.16
  Net realized and unrealized losses from
   investment transactions                                (0.10)
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.06
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                   (0.09)
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                       (0.09)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $10.50
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       0.62%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             2.39%(b)
  Net investment income                                    8.97%(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $1,755
  Portfolio turnover rate(c)                                 34%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                        Fifth Third Multi Cap Value Fund
                        Fifth Third Micro Cap Value Fund
                        Fifth Third Strategic Income Fund
                           Fifth Third Worldwide Fund




                       Statement of Additional Information
                                 April 30, 2002

This Statement of Additional Information (the "SAI") is not a Prospectus, but should be read in conjunction with the Prospectuses of the Fifth Third Multi Cap Value Fund, the Fifth Third Micro Cap Value Fund, the Fifth Third Strategic Income Fund, and the Fifth Third Worldwide Fund, which are dated April 30, 2002 (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into these Prospectuses. Copies of the Prospectuses may be obtained by writing the

     The Independent Auditors' Report, Financial Highlights, and Financial Statements included in the Fifth Third Funds' Annual Report for the fiscal year ended December 31, 2001, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of December 31, 2001 and a copy of any Prospectus may be obtained without charge by writing the Fifth Third Funds or calling toll-free (888) 799-5353.

                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                TABLE OF CONTENTS

                                                                                   Page
                                                                                   ----
GENERAL INFORMATION ABOUT THE TRUST ...............................................   1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS ...................................   3
  Investment Objectives ...........................................................   3
  Investment Limitations ..........................................................   3
  Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice ..   5
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES .........   5
  Types of Investments ............................................................   5
  Portfolio Turnover ..............................................................  12
FIFTH THIRD FUNDS MANAGEMENT ......................................................  13
  Officers and Trustees ...........................................................  13
  Trustee Liability ...............................................................  18
  Codes of Ethics .................................................................  18
INVESTMENT ADVISORY SERVICES ......................................................  18
  Investment Advisors to the Trust ................................................  18
  Advisory Fees ...................................................................  19
  Administrative Services .........................................................  23
  Transfer Agent and Dividend Disbursing Agent ....................................  24
  Legal Counsel ...................................................................  24
BROKERAGE TRANSACTIONS ............................................................  24
PURCHASING SHARES .................................................................  25
  Distribution Plan and Administrative Services Agreement .........................  26
  Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares .....  27
  Conversion of Investment B Shares to Investment A Shares ........................  27
  Conversion to Federal Funds .....................................................  27
  Exchanging Securities for Fund Shares ...........................................  27
  Payments to Dealers .............................................................  27
REDEEMING SHARES ..................................................................  28
  Redemption in Kind ..............................................................  28
  Postponement of Redemptions .....................................................  28
DETERMINING NET ASSET VALUE .......................................................  28
  Determining Market Value of Securities ..........................................  28
  Use of Amortized Cost ...........................................................  29
  Investment Restrictions .........................................................  29

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.


     The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. The Trust is comprised of the following Funds: Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund, Fifth Third Mid Cap Fund, Fifth Third International Equity Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Technology Fund, Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, Fifth Third Municipal Money Market Fund, Fifth Third Ohio Tax Exempt Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, Fifth Third Multi Cap Value Fund, Fifth Third Micro Cap Value Fund, Fifth Third Strategic Income Fund, Fifth Third Worldwide Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Short Term Bond Fund, Fifth Third Michigan Municipal Bond Fund, and Fifth Third Municipal Bond Fund. The Trust offers the following classes of shares: Institutional, Advisor, Service, Investment A, Investment B, and Investment C.

     This SAI relates only to the following funds (collectively, the "Funds"):
Fifth Third Multi Cap Value Fund, Fifth Third Micro Cap Value Fund, Fifth Third Strategic Income Fund, and Fifth Third Worldwide Fund. Currently, these Funds offer shares of the following classes:

                  Funds                   Institutional   Advisor           Investment    Investment    Investment
                  -----                   ----------------------------
                                                                                A             B              C
                                                                                -             -              -
  Fifth Third Multi Cap Value Fund
  ("Multi Cap Value Fund")                      X            X                    X              X              X

  Fifth Third Micro Cap Value Fund
  ("Micro Cap Value Fund")                      X            X                    X              X              X

  Fifth Third Strategic Income Fund
  ("Strategic Income Fund")                     X            X                                                  X

  Fifth Third Worldwide Fund
  ("Worldwide Fund")                            X            X                                                  X



     Each Fund, is an "open-end" management investment company, and is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.


     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Advisor, Investment A, Investment B, and Investment C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two- thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

     As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

     For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

     The Trustees are responsible for managing the business and affairs of the Trust. The Funds are advised by Fifth Third Asset Management Inc. (the "Advisor"). Fifth Third Asset Management Inc. is a wholly-owned subsidiary of Fifth Third Bancorp.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

Investment Objectives

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

Investment Limitations


Fundamental Limitations

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

Issuing Senior Securities and Borrowing Money.
----------------------------------------------

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

Selling Short and Buying on Margin.
-----------------------------------

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Pledging Assets.
----------------

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

Lending Cash or Securities.
---------------------------

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Investing in Commodities.
-------------------------

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds may engage in transactions involving commodity futures contracts or options on commodity futures contracts.

Investing in Real Estate.
-------------------------

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Diversification of Investments.
-------------------------------

With respect to 75% of the value of their respective total assets, none of the Funds will purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result (i) more than 5% of the value of its total assets would be invested in the securities of that issuer or (ii) the Funds described herein would hold more than 10% of the outstanding voting securities of any one issuer.

Dealing in Puts and Calls.
--------------------------

The Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Concentration of Investments.
-----------------------------

Each of the Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.


Underwriting.
-------------

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Non-Fundamental Limitations

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

Investing in Illiquid Securities.
---------------------------------

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and Worldwide Fund, shares of open-ended investment companies will be considered illiquid if the Strategic Income Fund or Worldwide Fund holds over 1% of the issuing investment company's total outstanding securities.

Investing in Securities of Other Investment Companies.
------------------------------------------------------

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds (except the Strategic Income Fund and Worldwide Fund) will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed- end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Concentration of Investments
----------------------------

The Worldwide Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the mutual fund industry.

Investing in Put Options.
-------------------------

The Funds will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options.
-----------------------------

The Worldwide Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice
------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

Types of Investments

Bank Instruments.
-----------------

The Funds may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

Bear Funds
----------

The Worldwide Fund may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

Closed-End Investment Companies
-------------------------------

Funds in which the Strategic Income Fund and Worldwide Fund invest may invest in closed-end investment companies. Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.

Futures and Options Transactions.
---------------------------------

All of the Funds (subject to the exceptions noted below) and funds in which the Worldwide Fund invests may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

Futures Contracts.
------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates.

Stock Index Options.
--------------------

The Multi Cap Value Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Put Options on Financial Futures Contracts.
-------------------------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may purchase listed put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

Call Options on Financial Futures Contracts.
--------------------------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

Limitation on Open Futures Positions.
-------------------------------------

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions.
---------------------------------

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing Put Options on Portfolio Securities.
-----------------------------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

Writing Covered Call Options on Portfolio Securities.
-----------------------------------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

Over-the-Counter Options.
-------------------------

The Worldwide Fund and the funds in which the Worldwide Fund invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.



Convertible Securities.
-----------------------


The Multi Cap Value Fund, Strategic Income Fund, and the funds in which the Worldwide Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.


Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.


In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.




Warrants.
---------


The funds in which the Worldwide Fund invests may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.



Cash.
-----

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

Foreign Currency Transactions.
------------------------------


The funds in which the Worldwide Fund invests may engage in foreign currency transactions.


Currency Risks.
---------------


The funds in which the Worldwide Fund may invest will engage in foreign currency exchange transactions in connection with their portfolio investments. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. The funds in which the Worldwide Fund may invest may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which a fund in which the Worldwide Fund may invest buys and sells currencies.



Forward Foreign Currency Exchange Contracts.
--------------------------------------------


The funds in which the Worldwide Fund may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships.



Foreign Currency Options.
-------------------------


The funds in which the Worldwide Fund may invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value.


Special Risks Associated with Foreign Currency Options.
-------------------------------------------------------


Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the a fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.


The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions.
--------------------------------------


By using foreign currency futures contracts and options on such contracts, the funds in which the Worldwide Fund may invest may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The funds in which the Worldwide Fund invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

Special Risks Associated with Foreign Currency Futures Contracts and Related
----------------------------------------------------------------------------
Options.
--------

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.


Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


U.S. Government Obligations.
----------------------------

The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .    the full faith and credit of the U.S. Treasury;

     .    the issuer's right to borrow from the U.S. Treasury; or the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.


Repurchase Agreements.
----------------------


Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.


Reverse Repurchase Agreements.
------------------------------

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Lending of Portfolio Securities.
--------------------------------

Each Fund may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


Restricted and Illiquid Securities.
-----------------------------------

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

Temporary and Defensive Investments.
------------------------------------


Each Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


Portfolio Turnover

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds:

                               Fiscal year ended        Fiscal year ended         Fiscal year ended
                               -----------------        -----------------         -----------------


                              Fiscal year ended        Fiscal year ended         Fiscal year ended
                              December 31, 2001        December 31, 2000         December 31, 1999
                              -----------------        -----------------         -----------------

Multi Cap Value Fund                   80%                      121%                        78%
--------------------                                            ----                        ---

Micro Cap Value Fund                   47%                      116%                        96%
--------------------                                            ----                        ---

Strategic Income Fund                  34%                       48%                        51%
---------------------                                            ---                        ---

Worldwide Fund                        974%                     1204%                      1172%
--------------                                                 -----                      -----

                          FIFTH THIRD FUNDS MANAGEMENT


     The business of the Fund is managed under the direction of the Trust's Board of Trustees. The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219


Officers and Trustees


     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035



                              Independent Trustees
                              --------------------

           (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                     Number of
      Name, Address        Position(s)    Office and       Principal Occupation(s)      Portfolios        Other
         and Age               Held        Length of       During the Past 5 Years       in Fund      Directorships
                             with the     Time Served                                    Complex         Held by
                              Funds                                                    Overseen by       Trustee
                                                                                         Trustee
David J. Durham             Trustee       Indefinite,   President and Chief                 31              NA
Birthdate: 5/10/1945                      June 2001-    Executive Officer of
                                            Present     Clipper Products, Inc., a
                                                        wholesale distributor,
                                                        1997-present.
                                                        Independent Contractor,
                                                        1995-1997.

          (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                     Number of
      Name, Address        Position(s)    Office and       Principal Occupation(s)      Portfolios        Other
         and Age              Held         Length of       During the Past 5 Years       in Fund      Directorships
                             with the     Time Served                                    Complex         Held by
                              Funds                                                    Overseen by        Trustee
                                                                                         Trustee
J. Joseph Hale Jr.           Trustee      Indefinite,   President of the Cincinnati         31              NA
Birthdate: 9/11/1949                         March      Gas & Electric Co., The
                                         2001-Present   Union Light Heat & Power
                                                        Co., Vice-President,
                                                        Corporate Communications
                                                        Cinergy Corp., and President
                                                        of Cinergy Foundation, Inc.
                                                        (formerly PSI Foundation).

John E. Jaymont              Trustee      Indefinite,   AVP, PIANKO, Feb. 2002-             31       Director, Printing
Birthdate:  12/5/1944                       October     present. Real estate                         Industries of
                                         2001-Present   management consultant, April                 America, Director,
                                                        2000-Feb. 2002.  President,                  Master Printers
                                                        Metroweb Corp. (publications                 of America
                                                        printing), 1997-2000.                        Printing
                                                                                                     Industries of
                                                                                                     America, Director,
                                                                                                     Web Offset
                                                                                                     Associates


                              Interested Trustees*
                              -------------------

           (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                     Number of
      Name, Address        Position(s)    Office and       Principal Occupation(s)      Portfolios        Other
         and Age               Held        Length of       During the Past 5 Years       in Fund      Directorships
                            with Fund     Time Served                                    Complex         Held by
                                                                                       Overseen by       Trustee
                                                                                         Trustee
Edward Burke Carey         Chairman-      Indefinite,   President of Carey Realty           31       Trustee, The
Birthdate:  7/2/1945       Board            January     Investments, Inc.                            Foundation of
                           of Trustees                  1989-Present.                                the Catholic
                                                                                                     Diocese of
                                                                                                     Columbus, Trustee
                                                                                                     and Chairman,
                                                                                                     Ohio and
                                                                                                     Kentucky
                                                                                                     Chapter of the
                                                                                                     Counselors of
                                                                                                     Real Estate

-----------------


     * Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

                                    Officers
                                    --------


           (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                        Number of
      Name, Address         Position(s)   Office and          Principal Occupation(s)      Portfolios        Other
         and Age               Held        Length of          During the Past 5 Years       in Fund      Directorships
                             with the     Time Served                                       Complex         Held by
                              Funds                                                       Overseen by       Trustee
                                                                                            Trustee
Jeffrey C. Cusick           President     Indefinite,      Employee of BISYS Fund              NA              NA
Birthdate:  5/19/1959                        June          Services Inc.
                                         2001-Present

Rodney L. Ruehle               Vice       Indefinite,      Employee of BISYS Fund              NA              NA
Birthdate:  4/26/1968       President,   Vice-President-   Services Limited Partnership
                            Secretary      September
                                         2001-Present
                                          Secretary-
                                          September
                                         1999-Present

Adam S. Ness                Treasurer     Indefinite,      Employee of BISYS Fund              NA              NA
Birthdate:  10/14/1972                     September       Services Limited Partnership
                                         2001-Present      since June 1998. Prior to
                                                           that time, employee of KPMG
                                                           LLP


     For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:


            (1)                                                         (2)

            Name                   Positions Held with Affiliated Persons or Principal Underwriters of the Funds
Jeffrey C. Cusick          Director, BISYS Fund Services, Inc.
Rodney L. Ruehle     Vice President, BISYS Fund Services, Inc.
Adam S. Ness               Director, BISYS Fund Services, Inc.


Committees of the Board of Trustees

     Audit Committee
     ---------------

     The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, and Jaymont serve on this Committee. For the year ended December 31, 2001, there were two meetings of the Audit Committee.


     Nominating Committee
     --------------------

     The purpose of the Nominating Committee is to recommends qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the year ended December 31, 2001, the Nominating Committee met two times.

Securities Ownership

     For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2001:



                      (1)                            (2)                                               (3)

                                                                                  Aggregate Dollar Range of Equity Securities
                                Dollar Range of Equity Securities in the             in All Registered Investment Companies
                                                 Funds                                   Overseen by Trustee in Family of
                                                                                              Investment Companies

           Name of Trustee

Edward Burke Carey                                    $0                                      greater than $100,000








David J. Durham, Trustee                              $0                                                $0

J. Joseph Hale, Jr., Trustee                          $0                                                $0

John E. Jaymont, Trustee                              $0                                                $0


     For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2001:

          (1)                   (2)             (3)              (4)                 (5)                  (6)

                               Name of
                             Owners and
                           Relationships                                           Value of
    Name of Trustee         to Trustee        Company       Title of Class        Securities        Percent of Class
J. Joseph Hale, Jr.             N/A             N/A              N/A                 N/A                  N/A

David J. Durham                 N/A             N/A              N/A                 N/A                  N/A

John E. Jaymont                 N/A             N/A              N/A                 N/A                  N/A


As of April 11, 2002, the Officers and Trustees owned less than 1% of any class of any Fund.

Compensation


               (1)                                (2)                                       (3)

                                    Aggregate Compensation from the        Total Compensation from Funds and Fund
                                    Trust for the Fiscal Year Ending     Complex Paid to Trustees for the Calendar
    Name of Person, Position               December 31, 2001*                 Year Ending December 31, 2001**
Edward Burke Carey, Trustee                    $21,250                                    $21,250
J. Joseph Hale, Jr., Trustee                   $17,250                                    $17,250
David J. Durham, Trustee                       $11,000                                    $11,000
John E. Jaymont, Trustee                       $ 5,000                                    $ 5,000


*  The Trust does not break out Trustee compensation on a Fund basis.

** The Trust is the only investment company in the Fund complex.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

Each of the Trust, Fifth Third Asset Management Inc., and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                          INVESTMENT ADVISORY SERVICES

Investment Advisor to the Trust

Fifth Third Asset Management Inc. serves as investment advisor to the Funds. It provides investment advisory services through its Trust and Investment Division. Fifth Third Asset Management Inc. is a wholly-owned subsidiary of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management Inc. to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management Inc.'s or any respective affiliates' lending relationship with an issuer.

Advisory Fees

For its advisory services, the Advisor receives annual investment advisory fees as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended December 31, 2001, December 31, 2000, and December 31, 1999 (amounts in thousands):


                         Year ended         Amount         Year ended          Amount          Year ended          Amount
                         ----------         ------         ----------          ------          ----------          ------

Fund Name               December 31, 2001  Waived-2001   December 31, 2000*  Waived-2000     December 31, 1999*   Waived-1999
=========               =================  ===========   =================   ===========     =================    ===========

Multi Cap Value Fund          $553             ---             $430               --            $473                 --
--------------------

Micro Cap Value Fund           287             ---              207               --              92                 --
--------------------

Strategic Income               375             ---              320               --             334                 --
Fund
----

Worldwide Fund                 259             ---              468               --             180                 --
--------------

* Maxus Asset Management Inc., served as the Funds' investment advisor through August 13, 2001, and received fees under its investment advisory agreement with the Funds.

     Approval of Investment Advisory Agreement. The investment advisory agreement (the "Agreement") with Fifth Third Asset Management Inc. was formally considered by the Board of Trustees at a meeting held in September of 2001, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Trust under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management Inc. with respect to each portfolio of the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

     As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management Inc. has soft dollar arrangements by which brokers provide research to Fifth Third Asset Management Inc. in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of Fifth Third Asset Management Inc. such as costs and benefits associated with the assumption of duties as custodian to the Trust by Fifth Third Bank. Also considered was the business reputation and financial resources of Fifth Third Asset Management Inc. and its ultimate corporate parent, Fifth Third Bancorp.

     Based on its review, the Board of Trustees approved the continuance of the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

The following table indicates the ownership of record of the shareholders who, to the best knowledge of the Trust, were the owners of 5% or more of the outstanding shares of a Fund, as of April 11, 2002:


                                                                       Record
                                                                       ------
                   Strategic Income Fund-Institutional Shares
Fifth Third Maxus Securities Corp.                                       6.3%
1404 East 9th Street
Cleveland, OH 44114

Fifth Third Bank                                                        56.5%
PO Box 630074
Cincinnati, OH 45263

Fifth Third Bank                                                        22.6%
Reinvest Account
PO Box 630074
Cincinnati, OH 45263

                   Strategic Income Fund-Investment C Shares

FISERV Securities Inc.                                                   8.5%
FAO 44352906
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc.                                                   5.7%
FAO 44652113
2005 Market Street Suite 1200
Philadelphia, PA 19183

                    Multi Cap Value Fund-Institutional Shares

Fifth Third Bank                                                        60.5%
PO Box 630074
Cincinnati, OH 45263

Fifth Third Bank                                                        24.6%
Reinvest Account
PO Box 630074
Cincinnati, OH 45263

Link & Company                                                          12.0%
PO Box 630074
Cincinnati, OH 45263

                      Multi Cap Value Fund-Advisor Shares


Saxon & Co                                                        7.5%
PO Box 7780-1888
Philadelphia, PA 19182

                    Multi Cap Value Fund-Investment A Shares

FISERV Securities Inc.                                           99.4%
Trade House Account Non Club 53
2005 Market Street
Philadelphia, PA 19103

                    Micro Cap Value Fund-Institutional Shares

National City                                                    13.0%
Constance Gelfand Trust
PO Box 94984
Cleveland, OH 44101

Fifth Third Bank                                                 49.0%
PO Box 630074
Cincinnati, OH 45263

Fifth Third Bank                                                 18.0%
Reinvest Account
PO Box 630074
Cincinnati, OH 45263

Link & Company                                                    6.4%
PO Box 630074
Cincinnati, OH 45263

                    Micro Cap Value Fund-Investment A Shares

FISERV Securities Inc                                            88.3%
Trade House Account Non Club 53
2005 Market Street
Philadelphia, PA 19103

Carey and Company
7 Easton Oval
Columbus, Ohio 43219                                              8.5%

                    Micro Cap Value Fund-Investment B Shares

FISERV Securities Inc                                             6.1%
FAO 16209446
2005 Market Street Suite 1200
Philadelphia, PA 19103

                    Micro Cap Value Fund-Investment C Shares


FISERV Securities Inc                                            5.7%
FAO 31323719
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc                                            9.4%
FAO 16256225
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc                                            6.3%
FAO 31031042
2005 Market Street Suite 1200
Philadelphia, PA 19103



                       Worldwide Fund-Institutional Shares

Fifth Third Bank                                                76.4%
PO Box 630074
Cincinnati, OH 45263

Fifth Third Bank                                                 5.3%
Reinvest Account
Cincinnati, OH 45263

Link & Company                                                  15.9%
PO Box 630074
Cincinnati, OH 45263

                          Worldwide Fund-Class C Shares

FISERV Securities Inc                                            6.3%
FAO 31526024
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc                                            6.1%
FAO 31594796
2005 Market Street Suite 1200
Philadelphia, PA 19103

FISERV Securities Inc                                           11.9%
FAO 31473054
2005 Market Street Suite 1200
Philadelphia, PA 19103



Administrative Services

Fifth Third Bank provided administrative personnel and services to the Funds for the fees set forth in the prospectuses. The following shows all fees earned by Fifth Third Bank for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended December 31, 1999, December 31, 2000, and December 31, 2001 (amounts in thousands):

                      Year ended          Amount         Year ended          Amount         Year ended          Amount
                      ----------          ------         ----------          ------         ----------          ------

Fund Name          December 31, 2001*   Waived-2001   December 31, 2000*   Waived-2000   December 31, 1999*   Waived-1999
=========          ==================   ===========   ==================   ===========   ==================   ===========
Multi Cap Value          $19                ---              $41               ---               $42              ---
Fund
----

Micro Cap Value            9                ---              $27               ---               $24              ---
Fund
----

Strategic Income          11                ---              $41               ---               $41              ---
Fund
----

Worldwide Fund             6                ---              $40               ---               $30              ---
--------------


* Mutual Shareholder Services ("MSS") served as the Funds' Administrator, Transfer Agent, Redemption Agent and Dividend Disbursing Agent through August 13, 2001, and received fees under its Administration Agreement and Account Services Agreement.



BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of each Fund, for which it receives compensation from Fifth Third Bank. For the years ended December 31, 2001, December 31, 2000, and December 31, 1999, BISYS earned the following sub-administrative fees (Amounts in Thousands):


                          Year Ended                  Year Ended                 Year Ended

Fund Name                December 31, 2001           December 31, 2000         December 31, 1999
=========                =================           =================         =================
Multi Cap Value Fund            $2                          N/A                        N/A
Micro Cap Value Fund             1                          N/A                        N/A
Strategic Income Fund            1                          N/A                        N/A
Worldwide Fund                   1                          N/A                        N/A


Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For the fiscal years ended December 31, 2001, December 31, 2000, and December 31, 1999, those fees were approximately $63,000, N/A, and N/A, respectively.


Transfer Agent and Dividend Disbursing Agent


Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services for the years ended December 31, 2001, December 31, 2000, and December 31, 1999 (amounts in thousands):


                          Year Ended                 Year Ended                  Year Ended
Fund Name               December 31, 2001           December 31, 2000**         December 31, 1999**
---------               -----------------           ------------------          ------------------
Multi Cap Value Fund            $1                          N/A                        N/A
Micro Cap Value Fund             0*                         N/A                        N/A
Strategic Income Fund            0*                         N/A                        N/A
Worldwide Fund                   1                          N/A                        N/A


*   Amount indicated is less than $500.
** Transfer Agent and Dividend Disbursing Agent fees were paid under the Administration Agreement and Account Service Agreement. See the Section titled "Administrative Services."


BISYS serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event that the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.

Legal Counsel

Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

                             BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.


The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended December 31, 2001, the Funds paid brokerage commissions to an affiliate, Fifth Third Securities, Inc. in the following amounts: Multi Cap Value Fund, $190,321; Micro Cap Value Fund, $96,511; Strategic Income Fund, $74,219; and Worldwide Fund, $84,645. 100% of all commissions paid by the Funds for the year ended December 31, 2001, were paid to Fifth Third Securities Inc.

For the fiscal years ended December 31, 2000 and December 31, 1999, Maxus Securities Corp. ("MSC"), the NASD broker/dealer through which shares of the Funds were offered, received the following brokerage commissions: $283,201 and $277,638, respectively, for the Multi Cap Value Fund; $130,292 and $138,625, respectively, for the Strategic Income Fund; $0 and $30,281, respectively, for the Worldwide Fund; and $202,579 and $64,128, respectively, for the Micro Cap Value Fund. MSC, a wholly-owned subsidiary of Resource Management Inc., was an affiliated broker of the Funds.


Research services provided by brokers may be used by the Advisor in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor. Such information may be useful to the Advisor in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Advisor may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


During the fiscal year ended December 31, 2001, the Funds did not acquire securities of the Funds' regular brokers or dealers or their parents.



                                PURCHASING SHARES


Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") is open for regular trading. The procedure for purchasing Advisor Shares, Investment A Shares, Service Shares, Investment B Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement


With respect to Advisor Shares, Service Shares, Investment A Shares, Investment B Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders. The Funds do not offer Service Shares.


The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.


Pursuant to the Plan, with respect to Investment A Shares and Service Shares the Funds of the Trust are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares and Service Shares of each applicable Fund held during the month. The Funds do not offer Service Shares.


Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.


Pursuant to the Plan, with respect to Investment B Shares, the Funds which offer Investment B Shares are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Investment B Shares of each applicable Fund held during the month. For the fiscal year ended December 31, 2001, the distributor received $9,345 pursuant to the Plan. Investment B Shares of the Funds did not exist during the fiscal year ended December 31, 2000 and December 31, 1999.


Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended December 31, 2001, the distributor received $2,052 pursuant to the Plan. Investment C Shares of the Funds did not exist during the fiscal years ended December 31, 2000 and December 31, 1999.


With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal year ended December 31, 2001, the Funds paid $643 to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Investment C Shares of the Funds.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

Conversion of Investment B Shares to Investment A Shares

A shareholder's Investment B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Investment A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Investment B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Investment A Shares than the shares so converted.

Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

Payments to Dealers

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the distributor may elect to pay up to the following amounts:

              AMOUNT OF                                       INVESTMENT
          INVESTMENT ($)                                       A SHARES
          --------------                                       --------

Under 50,000                                                     3.825%
50,000 but under 100,000                                          3.40%
100,000 but under 150,000                                         2.55%

150,000 but under 250,000                                             1.70%
250,000 but under 500,000                                            0.85%
500,000 and above                                                    0.50%*

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the distributor which provides for such payment. The distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the distributor to provide for such payment.

Under certain circumstances the distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the distributor.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Investment A Shares and Investment C Shares redeemed within one (1) year of purchase and Investment B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment B and/or Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

Redemption in Kind

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions

No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.

                           DETERMINING NET ASSET VALUE


Net asset values of the Funds generally may change each day. The days on which net asset values are calculated by the Funds are described in the prospectuses.


Determining Market Value of Securities

The value of the Funds' portfolio securities (with the exception of the Money Market Funds) are determined as follows:

..    for equity securities, according to the last sale price on a national securities exchange, if available;

..    in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

..    for unlisted equity securities, the latest bid prices;

..    for bonds and other fixed income securities, as determined by an independent pricing service;

..    for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

..    for all other securities, at fair value as determined in good faith by the
     Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.



Use of Amortized Cost

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.



Investment Restrictions



Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

Qualification as a Regulated Investment Company

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and
(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Distributions

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Exempt-Interest Dividends

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.



Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the

Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Selling Shares

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Hedging

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and
(iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Discount Securities

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.



                             PERFORMANCE INFORMATION

Total Return

                              Institutional Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                          Since     Inception
Fund Name                                                            1 Year       5 Years    10 Years   Inception      Date
---------                                                            ------       -------    --------   ---------      ----
Multi Cap Value Fund Return Before Taxes/1/                            7.91%      12.08%     13.90%     13.10%       9/30/89
 Return After Taxes on  Distributions/1,13/                            5.88%       9.61%     11.01%     10.56%       9/30/89
 Return After Taxes on  Distributions and Sale of Fund Share/1,13/     4.84%       9.00%     10.33%      9.93%       9/30/89

Micro Cap Value Fund Return Before Taxes/2/                           22.90%       N/A        N/A        9.71%        2/1/98
 Return After Taxes on  Distributions/2,13/                           22.87%       N/A        N/A        8.24%        2/1/98
 Return After Taxes on  Distributions and Sale of Fund Shares/2,13/   13.95%       N/A        N/A        7.21%        2/1/98

Strategic Income Fund Return Before Taxes/3/                          13.12%       7.52%      7.43%      7.93%       3/10/85
 Return After Taxes on  Distributions/3,13/                           10.34%       4.31%      4.33%      5.11%       3/10/85
 Return After Taxes on  Distributions and Sale of Fund Shares/3,13/    7.93%       4.36%      4.38%      5.08%       3/10/85

Worldwide Fund Return Before Taxes/4/                                -11.53%      11.12%      N/A       10.96%       4/30/93
 Return After Taxes on  Distributions/4,13/                          -11.83%       8.37%      N/A        8.06%       4/30/93
 Return After Taxes on  Distributions and Sale of Fund Shares/4,13/   -7.01%       8.06%      N/A        7.76%       4/30/93

                             PERFORMANCE INFORMATION

                               Investment A Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                          Since        Inception
Fund Name                                           1 Year             5 Years          10 Years          Inception      Date
---------                                           ------             -------          --------          ---------      ----
Multi Cap Value Fund/5/
  Without Load Before Taxes/5/                       7.54%              11.88%            13.79%            13.01%       9/30/89
  With Load Before Taxes/5/                          2.69%              10.85%            13.26%            12.59%       9/30/89
   Return After Taxes on Distributions/5,13/         1.40%               8.61%            10.50%            10.14%       9/30/89
   Return After Taxes on Distributions and
   Sale of Fund Shares/5,13/                         2.31%               8.17%             9.88%             9.55%       9/30/89

Micro Cap Value Fund/6/
  Without Load Before Taxes/6/                      22.13%                N/A               N/A              9.38%        2/1/98
  With Load Before Taxes/6/                         16.64%                N/A               N/A              8.10%        2/1/98
   Return After Taxes on Distributions/6,13/        16.87%                N/A               N/A              6.63%        2/1/98
   Return After Taxes on Distributions and
   Sale of Fund Shares/6,13/                        10.29%                N/A               N/A              5.87%        2/1/98


                               Investment B Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001



                                                                                                          Since        Inception
Fund Name                                           1 Year             5 Years          10 Years          Inception      Date
---------                                           ------             -------          --------          ---------      ----
Multi Cap Value Fund/5/
  Without Load Before Taxes/5/                       6.88%              11.31%            13.35%            12.66%       9/30/89
  With Load Before Taxes/5/                          1.88%              11.05%            13.35%            12.66%       9/30/89
   Return After Taxes on Distributions/5,13/         0.63%              10.78%            13.09%            12.35%       9/30/89
   Return After Taxes on Distributions and
   Sale of Fund Shares/5,13/                         1.88%               9.12%            11.47%            10.93%       9/30/89

Micro Cap Value Fund/6/
  Without Load Before Taxes/6/                      21.68%                N/A               N/A              8.79%        2/1/98
  With Load Before Taxes/6/                         16.68%                N/A               N/A              8.18%        2/1/98
   Return After Taxes on Distributions/6,13/        16.67%                N/A               N/A              6.76%        2/1/98
   Return After Taxes on Distributions and
   Sale of Fund Shares/6,13/                        10.17%                N/A               N/A              6.06%        2/1/98


                               Investment C Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001



                                                                                                          Since        Inception
Fund Name                                           1 Year             5 Years          10 Years          Inception      Date
---------                                           ------             -------          --------          ---------      ----
Multi Cap Value Fund/5/
Without Load Before Taxes/5/                         6.85%              11.30%            13.22%            12.45%       9/30/89
  With Load Before Taxes/5/                          6.85%              11.30%            13.22%            12.45%       9/30/89
   Return After Taxes on Distributions/5,13/         5.71%               9.07%            10.46%            10.01%       9/30/89
   Return After Taxes on Distributions and
   Sale of Fund Shares/5,13/                         4.98%               8.57%             9.86%             9.44%       9/30/89

Micro Cap Value Fund/6/
Without Load Before Taxes/6/                        21.88%                N/A               N/A              8.83%        2/1/98
  With Load Before Taxes/6/                         21.88%                N/A               N/A              8.83%        2/1/98
   Return After Taxes on Distributions/6,13/        21.88%                N/A               N/A              7.43%        2/1/98
   Return After Taxes on Distributions and
   Sale of Fund Shares/6,13/                        13.34%                N/A               N/A              6.61%        2/1/98

Strategic Income Fund/7/
Without Load Before Taxes/7/                        11.80%               6.69%             6.76%             7.31%       3/10/85
  With Load Before Taxes/7/                         11.80%               6.69%             6.76%             7.31%       3/10/85
   Return After Taxes on Distributions/7,13/         9.13%               3.66%             3.74%             4.55%       3/10/85
   Return After Taxes on Distributions and
   Sale of Fund Shares/7,13/                         7.13%               3.83%             3.89%             4.60%       3/10/85

Worldwide Fund/8/
Without Load Before Taxes/8/                       -12.49%              10.04%              N/A             10.11%       4/30/93
  With Load Before Taxes/8/                        -12.49%              10.04%              N/A             10.11%       4/30/93
   Return After Taxes on Distributions/8,13/       -12.84%               7.36%              N/A              7.26%       4/30/93
   Return After Taxes on Distributions and
   Sale of Fund Shares/8,13/                        -7.62%               7.22%              N/A              7.07%       4/30/93


                                 Advisor Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001



                                                                                                          Since        Inception
Fund Name                                           1 Year             5 Years          10 Years          Inception      Date
---------                                           ------             -------          --------          ---------      ----
Multi Cap Value Fund/9/                              7.47%              11.86%            13.78%            13.01%       9/30/89
   Return After Taxes on  Distributions/9,13/        6.28%               9.63%            11.02%            10.56%       9/30/89
   Return After Taxes on  Distributions and
   Sale of Fund Share/9,13/                          5.27%               9.03%            10.35%             9.94%       9/30/89

Micro Cap Value Fund/10/                            22.22%                N/A               N/A              9.35%        2/1/98
   Return After Taxes on  Distributions/10,13/      22.19%                N/A               N/A              7.90%        2/1/98
   Return After Taxes on  Distributions and
   Sale of Fund Share/10,13/                        13.53%                N/A               N/A              7.00%        2/1/98

Strategic Income Fund/11/                           12.64%               7.27%             7.31%             7.85%       3/10/85
   Return After Taxes on  Distributions/11,13/       9.93%               4.23%             4.28%             5.09%       3/10/85
   Return After Taxes on  Distributions and
   Sale of Fund Share/11,13/                         7.64%               4.30%             4.34%             5.06%       3/10/85

Worldwide Fund/12/                                 -11.86%              10.64%              N/A             10.68%       4/30/93
   Return After Taxes on  Distributions/12,13/     -12.19%               7.95%              N/A              7.83%       4/30/93
   Return After Taxes on  Distributions and
   Sale of Fund Share/12,13/                        -7.23%               7.71%              N/A              7.56%       4/30/93

1. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.

2. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment management company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.

3. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Strategic Income Fund.

4. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Laureate Fund. For the period prior to February 1, 1998 (commencement of Institutional Shares), the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Worldwide Fund.

5. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.

6. For the period prior to August 13, 2001, the quoted performance of Investment A, Investment B and Investment C Shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Investment A, Investment B and Investment C Shares. On August 13, 2001, that Fund, a registered investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.

7. For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor Shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Investment C shares. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Investment C Shares. On October 22, 2001, that Fund, a registered open-end investment management company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Strategic Income Fund.

8. For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Worldwide Fund, adjusted to reflect the expenses and sales charges for Investment C shares. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund, adjusted to reflect the expenses and sales charges for Investment C Shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Worldwide Fund.

9. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Multi Cap Value Fund.

10. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into the Fifth Third Micro Cap Value Fund.

11. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into the Fifth Third Strategic Income Fund.

12. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.


13. After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty- day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.



                             PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

..    Lehman Muni Bond Index is a broad-based total return index comprised of
     8,000 investment grade, fixed-rate, tax-exempt municipal bonds, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one-month lag.


..    Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature.


..    Morningstar, Inc., an independent rating service, is the publisher of the bi- weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

..    Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

..    Lehman Brothers Three-Year General Obligation Municipal Bond Index is an
     unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

..    Lehman Brothers Five-Year General Obligation Municipal Bond Index is an
     unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities of not less than four years but no more than six years.

..    Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of
     U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

..    Lehman Brothers Intermediate Credit Index is an unmanaged index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

..    Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate-term government bonds.

..    Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, non convertible investment grade, dollar denominated, SEC-registered corporate debt.

..    Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalizations ranges.

..    Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..    Morgan Stanley Capital International Europe Index is an unmanaged index of
     European stocks. The Morgan Stanley Capital International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted.

..    Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region. The Morgan Stanley Capital International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted.

..    Russell 2000 Index is a market capitalization weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..    Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

..    Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

..    91-day Treasury Bill return tracks the investment return paid on U.S.
     Treasury bills maturing in 91 days.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

The Financial Statements for the Strategic Income Fund, Worldwide Fund, Multi Cap Value Fund, and Micro Cap Value Fund for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Annual Reports of the foregoing Funds dated December 31, 2001. The Financial Statements for the Strategic Income Fund (formerly the Maxus Income Fund, File Nos. 2-94197 and 811-4144), Worldwide Fund (formerly the Maxus Laureate Fund, File Nos. 33-58514 and 811-7516), Multi Cap Value Fund (formerly the Maxus Equity Fund, File Nos. 33-30003 and 811-5865) and Micro Cap Value Fund (formerly part of the Maxfund Trust, File Nos. 333-41555 and 811-8499) for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Reports of the foregoing Funds dated December 31, 2000. Copies of the Annual Reports may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                    APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

..    Leading market positions in well-established industries.

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..    High rates of return on funds employed.

..    Conservative capitalization structure with moderate reliance on debt and ample asset protection.

..    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

..    Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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